INVENTORIES - Summary of inventories and written down of inventories (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INVENTORIES
Finished products	R$ 1,254,818	R$ 1,504,134
Parts and accessories	178,260	168,777
Construction materials	316,370	152,789
Warehouse and other	43,266	43,359
Inventories	1,792,714	1,869,059
Provision for obsolete inventories	R$ 78,709	R$ 38,747